Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of employee benefits [text block] [Abstract]
Bonuses expenses	$ 580	$ 481	$ 462
Employee benefits liability due grants	$ 292	$ 265